Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	December 31, 2022	December 31, 2021
Creditable input VAT	69,665,847	50,212,274
Short-term deposits	3,468,215	4,161,725
Receivables from payment processors and aggregators	10,217,082	17,701,386
Prepaid rental expenses	—	15,272,677
Prepaid marketing expenses	11,582,119	14,666,752
Deferred offering costs	—	18,475,035
Others	13,341,468	22,348,446
	108,274,731	142,838,295